UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Inflation-Protected Securities Index Fund Investor Shares - VTIPX

Short-Term Inflation-Protected Securities Index Fund ETF Shares - VTIP

Short-Term Inflation-Protected Securities Index Fund Admiral™ Shares - VTAPX

Short-Term Inflation-Protected Securities Index Fund Institutional Shares - VTSPX

Emerging Markets Bond Fund Investor Shares - VEMBX

Emerging Markets Bond Fund Admiral™ Shares - VEGBX

Vanguard Short-Term Inflation-Protected Securities Index Fund

Investor Shares (VTIPX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1967

Vanguard Short-Term Inflation-Protected Securities Index Fund

ETF Shares (VTIP) Nasdaq

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3365

Vanguard Short-Term Inflation-Protected Securities Index Fund

Admiral™ Shares (VTAPX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR567

Vanguard Short-Term Inflation-Protected Securities Index Fund

Institutional Shares (VTSPX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1867

Vanguard Emerging Markets Bond Fund

Investor Shares (VEMBX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Africa	14.2%
Asia	21.3%
Europe	10.6%
North America	28.5%
South America	19.5%
Other Assets and Liabilities—Net	5.9%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$4,236
Number of Portfolio Holdings	303
Portfolio Turnover Rate	65%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1431

Vanguard Emerging Markets Bond Fund

Admiral™ Shares (VEGBX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Africa	14.2%
Asia	21.3%
Europe	10.6%
North America	28.5%
South America	19.5%
Other Assets and Liabilities—Net	5.9%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$4,236
Number of Portfolio Holdings	303
Portfolio Turnover Rate	65%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1531

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents
Financial Statements	1

Short-Term Inflation-Protected Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	2,092,000	2,092,000
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,883,343	2,885,145
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,560,557	2,560,156
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,405,635	2,403,380
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,149,186	1,159,780
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,979,795	1,965,565
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,427,322	2,415,186
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,738,646	2,715,967
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,240,581	2,216,425
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,112,026	1,139,653
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,799,856	2,746,046
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,488,573	2,459,021
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,807,314	2,852,494
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,542,750	2,496,266
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	1,045,546	1,062,046
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	2,770,720	2,769,854
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	1,068,723	1,144,535
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	2,197,833	2,171,047
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	2,853,474	2,971,626
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	1,900,459	1,869,577
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	969,935	1,012,218
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	2,957,323	3,044,656
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	1,232,120	1,353,022
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	2,237,212	2,142,480
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/29	3,042,225	3,084,531
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	2,528,069	2,376,780
Total U.S. Government and Agency Obligations (Cost $56,865,744)					57,109,456
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $15,287)	4.342%		152,894	15,288
Total Investments (99.6%) (Cost $56,881,031)					57,124,744
Other Assets and Liabilities—Net (0.4%)					236,457
Net Assets (100%)					57,361,201
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $56,865,744)	57,109,456
Affiliated Issuers (Cost $15,287)	15,288
Total Investments in Securities	57,124,744
Investment in Vanguard	1,494
Cash	22
Receivables for Accrued Income	207,753
Receivables for Capital Shares Issued	42,690
Total Assets	57,376,703
Liabilities
Payables for Investment Securities Purchased	130
Payables for Capital Shares Redeemed	12,023
Payables for Distributions	2,312
Payables to Vanguard	1,037
Total Liabilities	15,502
Net Assets	57,361,201
At March 31, 2025, net assets consisted of:

Paid-in Capital	57,831,116
Total Distributable Earnings (Loss)	(469,915)
Net Assets	57,361,201

Investor Shares—Net Assets
Applicable to 118,255 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,950
Net Asset Value Per Share—Investor Shares	$24.95

ETF Shares—Net Assets
Applicable to 273,608,115 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,646,434
Net Asset Value Per Share—ETF Shares	$49.88

Admiral™ Shares—Net Assets
Applicable to 884,719,728 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,096,544
Net Asset Value Per Share—Admiral Shares	$24.98

Institutional Shares—Net Assets
Applicable to 864,829,490 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,615,273
Net Asset Value Per Share—Institutional Shares	$24.99

See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	706,894
Total Income	706,894
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,104
Management and Administrative—Investor Shares	1
Management and Administrative—ETF Shares	849
Management and Administrative—Admiral Shares	4,812
Management and Administrative—Institutional Shares	3,151
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	302
Marketing and Distribution—Admiral Shares	663
Marketing and Distribution—Institutional Shares	349
Custodian Fees	88
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	877
Shareholders’ Reports and Proxy Fees—Admiral Shares	269
Shareholders’ Reports and Proxy Fees—Institutional Shares	15
Trustees’ Fees and Expenses	15
Other Expenses	52
Total Expenses	12,547
Net Investment Income	694,347
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(25,712)
Futures Contracts	1,619
Realized Net Gain (Loss)	(24,093)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	953,274
Net Increase (Decrease) in Net Assets Resulting from Operations	1,623,528
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,336, ($121), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $7,608 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	694,347	1,485,837
Realized Net Gain (Loss)	(24,093)	(351,888)
Change in Unrealized Appreciation (Depreciation)	953,274	2,647,707
Net Increase (Decrease) in Net Assets Resulting from Operations	1,623,528	3,781,656
Distributions
Investor Shares	(33)	(84)
ETF Shares	(204,156)	(369,068)
Admiral Shares	(272,089)	(592,315)
Institutional Shares	(269,666)	(588,585)
Total Distributions	(745,944)	(1,550,052)
Capital Share Transactions
Investor Shares	45	(2,184)
ETF Shares	1,671,006	(2,465,911)
Admiral Shares	421,951	674,078
Institutional Shares	317,365	1,231,020
Net Increase (Decrease) from Capital Share Transactions	2,410,367	(562,997)
Total Increase (Decrease)	3,287,951	1,668,607
Net Assets
Beginning of Period	54,073,250	52,404,643
End of Period	57,361,201	54,073,250

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.55	$23.51	$23.66	$25.90	$25.41	$24.57
Investment Operations
Net Investment Income[1]	.311	.670	.561	.991	1.099	.272
Net Realized and Unrealized Gain (Loss) on Investments	.391	1.054	.186	(1.734)	.258	.862
Total from Investment Operations	.702	1.724	.747	(.743)	1.357	1.134
Distributions
Dividends from Net Investment Income	(.302)	(.684)	(.897)	(1.497)	(.867)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.302)	(.684)	(.897)	(1.497)	(.867)	(.294)
Net Asset Value, End of Period	$24.95	$24.55	$23.51	$23.66	$25.90	$25.41
Total Return[2]	2.90%	7.42%	3.20%	-3.01%	5.38%	4.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$3	$5	$9	$7,825	$8,063
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.79%	2.36%	3.83%	4.25%	1.09%
Portfolio Turnover Rate[4]	14%	26%	28%	26%	19%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.29	$47.25	$48.12	$52.56	$50.99	$49.03
Investment Operations
Net Investment Income[1]	.637	1.336	1.165	3.544	2.562	.634
Net Realized and Unrealized Gain (Loss) on Investments	.790	2.154	.364	(4.980)	.195	1.677
Total from Investment Operations	1.427	3.490	1.529	(1.436)	2.757	2.311
Distributions
Dividends from Net Investment Income	(.837)	(1.450)	(2.399)	(3.004)	(1.187)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.837)	(1.450)	(2.399)	(3.004)	(1.187)	(.351)
Net Asset Value, End of Period	$49.88	$49.29	$47.25	$48.12	$52.56	$50.99
Total Return	2.95%	7.53%	3.28%	-2.92%	5.48%	4.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,646	$11,804	$13,783	$19,191	$17,203	$9,217
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.79%	2.46%	6.98%	4.95%	1.27%
Portfolio Turnover Rate[3]	14%	26%	28%	26%	19%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.57	$23.54	$23.69	$25.93	$25.44	$24.60
Investment Operations
Net Investment Income[1]	.307	.687	.606	1.843	1.257	.294
Net Realized and Unrealized Gain (Loss) on Investments	.415	1.049	.161	(2.565)	.123	.860
Total from Investment Operations	.722	1.736	.767	(.722)	1.380	1.154
Distributions
Dividends from Net Investment Income	(.312)	(.706)	(.917)	(1.518)	(.890)	(.314)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.312)	(.706)	(.917)	(1.518)	(.890)	(.314)
Net Asset Value, End of Period	$24.98	$24.57	$23.54	$23.69	$25.93	$25.44
Total Return[2]	2.97%	7.46%	3.29%	-2.92%	5.47%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,097	$21,316	$19,767	$20,803	$13,879	$8,541
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.86%	2.55%	7.25%	4.84%	1.18%
Portfolio Turnover Rate[4]	14%	26%	28%	26%	19%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.59	$23.55	$23.70	$25.95	$25.46	$24.62
Investment Operations
Net Investment Income[1]	.309	.694	.623	1.760	1.219	.306
Net Realized and Unrealized Gain (Loss) on Investments	.406	1.057	.149	(2.487)	.166	.853
Total from Investment Operations	.715	1.751	.772	(.727)	1.385	1.159
Distributions
Dividends from Net Investment Income	(.315)	(.711)	(.922)	(1.523)	(.895)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.315)	(.711)	(.922)	(1.523)	(.895)	(.319)
Net Asset Value, End of Period	$24.99	$24.59	$23.55	$23.70	$25.95	$25.46
Total Return	2.94%	7.53%	3.31%	-2.94%	5.49%	4.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,615	$20,951	$18,850	$16,867	$16,238	$11,880
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.89%	2.62%	6.90%	4.69%	1.22%
Portfolio Turnover Rate[3]	14%	26%	28%	26%	19%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
9

Short-Term Inflation-Protected Securities Index Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,494,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	57,109,456	—	57,109,456
Temporary Cash Investments	15,288	—	—	15,288
Total	15,288	57,109,456	—	57,124,744
D.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,922,210
Gross Unrealized Appreciation	555,491
Gross Unrealized Depreciation	(352,957)
Net Unrealized Appreciation (Depreciation)	202,534
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $1,015,453,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended March 31, 2025, the fund purchased $7,853,386,000 of investment securities and sold $7,797,225,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,743,249,000 and $472,698,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	520	21	438	19
Issued in Lieu of Cash Distributions	33	1	84	3
Redeemed	(508)	(21)	(2,706)	(114)
Net Increase (Decrease)—Investor Shares	45	1	(2,184)	(92)
10

Short-Term Inflation-Protected Securities Index Fund
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,216,946	45,248	2,236,418	46,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(545,940)	(11,125)	(4,702,329)	(98,500)
Net Increase (Decrease)—ETF Shares	1,671,006	34,123	(2,465,911)	(52,196)
Admiral Shares
Issued	1,545,205	62,937	2,736,802	113,868
Issued in Lieu of Cash Distributions	259,363	10,659	563,153	23,393
Redeemed	(1,382,617)	(56,285)	(2,625,877)	(109,696)
Net Increase (Decrease)—Admiral Shares	421,951	17,311	674,078	27,565
Institutional Shares
Issued	1,293,808	52,624	3,171,055	132,259
Issued in Lieu of Cash Distributions	268,249	11,014	584,344	24,253
Redeemed	(1,244,692)	(50,730)	(2,524,379)	(104,894)
Net Increase (Decrease)—Institutional Shares	317,365	12,908	1,231,020	51,618
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2025, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q19672 052025
11

Financial Statements
For the six-months ended March 31, 2025
Vanguard Emerging Markets Bond Fund

Contents
Financial Statements	1

Emerging Markets Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.6%)
[1]	United States Treasury Note/Bond	4.125%	8/31/30	9,097	9,154
[1]	United States Treasury Note/Bond	4.125%	10/31/31	110,000	110,344
[1,2,3]	United States Treasury Note/Bond	1.375%	11/15/31	119,432	100,846
[1]	United States Treasury Note/Bond	1.875%	2/15/32	111,500	96,813
	United States Treasury Note/Bond	3.875%	8/15/33	6,799	6,663
	United States Treasury Note/Bond	3.125%	2/15/43	19,521	16,013
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	8,707
	United States Treasury Note/Bond	4.625%	2/15/55	15,720	15,828
Total U.S. Government and Agency Obligations (Cost $362,180)					364,368
Corporate Bonds (13.6%)
Azerbaijan (0.6%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,785	25,040
Bahrain (0.2%)
	Bapco Energies BSC Closed	7.500%	10/25/27	6,975	7,170
Brazil (1.5%)
	Braskem Netherlands Finance BV	4.500%	1/10/28	416	389
	Braskem Netherlands Finance BV	4.500%	1/31/30	8,320	7,137
	Braskem Netherlands Finance BV	5.875%	1/31/50	7,973	5,507
	Embraer Netherlands Finance BV	7.000%	7/28/30	3,400	3,627
	Petrobras Global Finance BV	8.750%	5/23/26	866	902
	Petrobras Global Finance BV	6.000%	1/13/35	7,175	6,824
[5]	Raizen Fuels Finance SA	5.700%	1/17/35	9,301	8,851
[5]	Raizen Fuels Finance SA	6.950%	3/5/54	19,450	19,037
[5]	Usiminas International Sarl	7.500%	1/27/32	9,500	9,553
					61,827
Canada (0.1%)
[5]	First Quantum Minerals Ltd.	8.000%	3/1/33	2,720	2,758
Chile (0.6%)
[5]	AES Andes SA	6.250%	3/14/32	7,150	7,207
	Empresa Nacional del Petroleo	5.250%	11/6/29	16,915	16,844
					24,051
Colombia (0.5%)
	Ecopetrol SA	7.750%	2/1/32	19,712	19,314
Indonesia (0.2%)
	Freeport Indonesia PT	4.763%	4/14/27	6,800	6,762
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,846
					9,608
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,608
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,896	4,580
					6,188
Malaysia (1.7%)
[5,6]	Petronas Capital Ltd.	5.340%	4/3/35	37,160	37,413
[5,6]	Petronas Capital Ltd.	5.848%	4/3/55	35,330	35,744
					73,157
Mexico (5.6%)
[5]	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625%	2/11/35	8,436	8,548
[7]	Comision Federal de Electricidad	5.000%	9/29/36	5,113	4,537
[5,7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	5,969	5,926
	Petroleos Mexicanos	6.875%	10/16/25	17,233	17,212
	Petroleos Mexicanos	4.500%	1/23/26	11,270	11,030
	Petroleos Mexicanos	6.875%	8/4/26	28,099	27,957
	Petroleos Mexicanos	6.490%	1/23/27	6,930	6,791
	Petroleos Mexicanos	6.500%	3/13/27	56,109	54,885

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Petroleos Mexicanos	8.750%	6/2/29	5,000	4,998
	Petroleos Mexicanos	5.950%	1/28/31	18,090	15,378
	Petroleos Mexicanos	6.625%	6/15/38	5,140	3,823
	Petroleos Mexicanos	6.500%	6/2/41	15,115	10,677
	Petroleos Mexicanos	6.375%	1/23/45	17,360	11,714
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	38,627	26,461
	Petroleos Mexicanos	6.950%	1/28/60	12,048	8,221
[5]	Saavi Energia Sarl	8.875%	2/10/35	20,750	20,978
					239,137
Morocco (0.4%)
	OCP SA	3.750%	6/23/31	21,317	18,926
Peru (0.3%)
	Petroleos del Peru SA	4.750%	6/19/32	8,193	6,137
	Petroleos del Peru SA	5.625%	6/19/47	7,313	4,592
					10,729
Poland (0.4%)
[5]	ORLEN SA	6.000%	1/30/35	18,277	18,727
Trinidad & Tobago (0.3%)
[5]	Port of Spain Waterfront Development	7.875%	2/19/40	10,775	10,722
Turkiye (0.3%)
	GDZ Elektrik Dagitim A/S	9.000%	10/15/29	7,137	6,873
[5]	Turkcell Iletisim Hizmetleri A/S	7.450%	1/24/30	1,700	1,715
[5]	WE Soda Investments Holding plc	9.500%	10/6/28	5,205	5,361
					13,949
United Arab Emirates (0.6%)
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,712	5,505
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	10,599	9,323
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,710	11,551
					26,379
Venezuela (0.2%)
[8]	Petroleos de Venezuela SA	9.000%	11/17/21	7,320	1,083
[7,8]	Petroleos de Venezuela SA	12.750%	2/17/22	7,320	1,160
[7,8]	Petroleos de Venezuela SA	6.000%	5/16/24	10,075	1,381
[7,8]	Petroleos de Venezuela SA	6.000%	11/15/26	12,925	1,776
[8]	Petroleos de Venezuela SA	5.375%	4/12/27	22,623	3,145
[7,8]	Petroleos de Venezuela SA	9.750%	5/17/35	3,660	580
[8]	Petroleos de Venezuela SA	5.500%	4/12/37	3,360	466
					9,591
Total Corporate Bonds (Cost $579,835)					577,273
Sovereign Bonds (71.9%)
Albania (0.4%)
[5,9]	Republic of Albania	4.750%	2/14/35	16,747	17,406
Angola (0.5%)
	Republic of Angola	9.375%	5/8/48	1,965	1,552
	Republic of Angola	9.125%	11/26/49	26,485	20,418
					21,970
Argentina (2.6%)
[7]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	4,050	4,062
	Republic of Argentina	1.000%	7/9/29	833	645
	Republic of Argentina	5.000%	1/9/38	22,965	15,101
[10]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	85,724	62,476
[10]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	3,284	2,028
[10]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	10,666	6,665
[10]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	35,780	20,669
					111,646
Azerbaijan (0.5%)
[7]	Republic of Azerbaijan	3.500%	9/1/32	26,035	22,818
Benin (0.4%)
[7]	Republic of Benin	7.960%	2/13/38	3,430	3,205

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	Republic of Benin	8.375%	1/23/41	13,100	12,441
					15,646
Brazil (1.5%)
	Federative Republic of Brazil	2.875%	6/6/25	3,480	3,464
	Federative Republic of Brazil	6.000%	10/20/33	14,628	14,252
	Federative Republic of Brazil	6.625%	3/15/35	21,075	20,982
	Federative Republic of Brazil	4.750%	1/14/50	19,615	13,836
	Federative Republic of Brazil	7.125%	5/13/54	10,000	9,582
					62,116
Bulgaria (0.6%)
	Republic of Bulgaria	5.000%	3/5/37	25,895	25,105
Cameroon (0.1%)
[9]	Republic of Cameroon	5.950%	7/7/32	6,192	5,227
Chile (0.4%)
[9]	Republic of Chile	3.750%	1/14/32	4,179	4,509
	Republic of Chile	2.550%	7/27/33	10,730	8,901
	Republic of Chile	5.650%	1/13/37	4,340	4,411
					17,821
Colombia (3.4%)
	Republic of Colombia	3.000%	1/30/30	34,300	29,195
	Republic of Colombia	3.125%	4/15/31	39,469	32,014
	Republic of Colombia	4.125%	2/22/42	16,605	10,521
	Republic of Colombia	5.200%	5/15/49	2,710	1,812
	Republic of Colombia	8.375%	11/7/54	75,260	72,036
					145,578
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/31	4,482	4,543
[7]	Republic of Costa Rica	6.550%	4/3/34	18,565	19,066
					23,609
Czech Republic (0.6%)
[11]	Czech Republic	0.950%	5/15/30	710,760	26,739
Dominican Republic (5.6%)
	Dominican Republic	5.950%	1/25/27	24,536	24,628
	Dominican Republic	6.000%	7/19/28	30,632	30,803
	Dominican Republic	5.500%	2/22/29	63,655	62,626
	Dominican Republic	4.500%	1/30/30	49,738	46,497
[5]	Dominican Republic	7.050%	2/3/31	5,467	5,660
	Dominican Republic	7.050%	2/3/31	3,000	3,106
[5]	Dominican Republic	6.950%	3/15/37	63,772	64,494
					237,814
Ecuador (1.1%)
[7]	Republic of Ecuador	0.000%	7/31/30	3,670	1,738
	Republic of Ecuador	6.900%	7/31/30	34,831	20,626
[10]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	14,612	6,502
[10]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	34,219	16,720
					45,586
Egypt (2.8%)
	Arab Republic of Egypt	8.500%	1/31/47	70,847	53,697
	Arab Republic of Egypt	7.903%	2/21/48	35,681	25,476
	Arab Republic of Egypt	8.700%	3/1/49	20,457	15,663
	Arab Republic of Egypt	8.875%	5/29/50	21,204	16,450
	Arab Republic of Egypt	8.750%	9/30/51	7,328	5,611
					116,897
El Salvador (0.6%)
[5,7]	Republic of El Salvador	9.650%	11/21/54	24,735	24,898
Gabon (0.2%)
[7]	Republic of Gabon	6.625%	2/6/31	9,483	7,391
	Republic of Gabon	7.000%	11/24/31	1,367	1,063
					8,454
Ghana (1.3%)
[5,7]	Republic of Ghana	0.000%	7/3/26	495	464
[7]	Republic of Ghana	0.000%	7/3/26	6,808	6,387

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	23,385	20,357
[10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	13,000	11,328
[5,10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	7,180	5,065
[10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	14,340	10,136
					53,737
Guatemala (2.2%)
	Republic of Guatemala	4.875%	2/13/28	40,785	39,908
[5]	Republic of Guatemala	5.250%	8/10/29	3,639	3,575
	Republic of Guatemala	5.250%	8/10/29	29,353	28,835
[7]	Republic of Guatemala	4.900%	6/1/30	21,938	21,127
					93,445
Honduras (0.1%)
	Republic of Honduras	5.625%	6/24/30	3,974	3,571
Hungary (1.2%)
	Republic of Hungary	6.125%	5/22/28	12,960	13,309
[12]	Republic of Hungary	4.500%	5/27/32	10,573,510	24,370
[9]	Republic of Hungary	4.875%	3/22/40	13,537	14,013
					51,692
Indonesia (2.2%)
[5]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	27,900	28,191
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	67,777	65,867
					94,058
Israel (0.9%)
[9]	State of Israel	1.500%	1/16/29	8,786	8,853
	State of Israel	2.500%	1/15/30	1,327	1,172
	State of Israel	5.375%	2/19/30	6,770	6,816
	State of Israel	5.750%	3/12/54	23,939	22,028
					38,869
Ivory Coast (1.0%)
[7,9]	Ivory Coast	4.875%	1/30/32	19,077	18,141
[7,9]	Republic of Cote d'Ivoire	5.250%	3/22/30	3,520	3,617
[5,6,7]	Republic of Cote d'Ivoire	8.075%	4/1/36	22,416	21,484
					43,242
Jamaica (0.1%)
[7]	Jamaica	8.000%	3/15/39	2,035	2,354
Jordan (1.2%)
	Kingdom of Jordan	4.950%	7/7/25	2,080	2,070
	Kingdom of Jordan	5.750%	1/31/27	10,974	10,774
	Kingdom of Jordan	7.500%	1/13/29	37,103	37,087
					49,931
Kazakhstan (0.4%)
[13]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,483
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	8,996	9,029
					15,512
Kenya (0.5%)
	Republic of Kenya	9.750%	2/16/31	10,725	10,475
[5]	Republic of Kenya	9.500%	3/5/36	10,650	9,696
					20,171
Latvia (1.1%)
[5]	Republic of Latvia	5.125%	7/30/34	39,045	38,694
	Republic of Latvia	5.125%	7/30/34	7,000	6,991
					45,685
Lebanon (0.1%)
[8]	Lebanon Republic	8.250%	4/12/21	2,430	374
[8]	Lebanon Republic	6.100%	10/4/22	2,250	347
[8]	Lebanon Republic	6.650%	4/22/24	2,890	446
[8]	Lebanon Republic	7.000%	3/20/28	6,310	979
[8]	Lebanon Republic	6.650%	2/26/30	4,900	758
[8]	Lebanon Republic	7.150%	11/20/31	1,445	229
[8]	Lebanon Republic	8.200%	5/17/33	1,445	224
[8]	Lebanon Republic	8.250%	5/17/34	1,445	223
					3,580
Lithuania (0.5%)
[9]	Republic of Lithuania	3.500%	7/3/31	20,639	22,582

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mexico (3.7%)
	United Mexican States	2.659%	5/24/31	10,000	8,436
	United Mexican States	4.750%	4/27/32	36,985	34,528
	United Mexican States	4.875%	5/19/33	36,750	33,901
	United Mexican States	6.875%	5/13/37	41,656	42,778
	United Mexican States	4.400%	2/12/52	27,586	19,180
	United Mexican States	7.375%	5/13/55	5,035	5,163
	United Mexican States	3.771%	5/24/61	18,642	10,905
					154,891
Morocco (0.4%)
	Kingdom of Morocco	3.000%	12/15/32	2,467	2,045
	Kingdom of Morocco	6.500%	9/8/33	10,500	10,909
	Kingdom of Morocco	4.000%	12/15/50	5,011	3,416
					16,370
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/31	7,242	5,895
Nigeria (1.1%)
	Republic of Nigeria	6.125%	9/28/28	6,200	5,654
	Republic of Nigeria	8.375%	3/24/29	5,105	4,925
[5]	Republic of Nigeria	9.625%	6/9/31	5,600	5,523
	Republic of Nigeria	7.375%	9/28/33	3,403	2,869
	Republic of Nigeria	7.625%	11/28/47	13,500	10,154
	Republic of Nigeria	8.250%	9/28/51	22,066	17,258
					46,383
Oman (2.7%)
	Sultanate of Oman	4.750%	6/15/26	84,874	84,464
	Sultanate of Oman	6.750%	10/28/27	6,646	6,894
	Sultanate of Oman	6.750%	1/17/48	21,758	22,486
					113,844
Panama (1.3%)
	Republic of Panama	4.500%	4/1/56	4,966	3,032
[7]	Republic of Panama	3.870%	7/23/60	100,475	54,037
					57,069
Paraguay (2.1%)
	Republic of Paraguay	5.000%	4/15/26	2,656	2,654
	Republic of Paraguay	4.700%	3/27/27	10,144	10,046
[7]	Republic of Paraguay	4.950%	4/28/31	48,924	47,477
	Republic of Paraguay	2.739%	1/29/33	8,696	7,189
	Republic of Paraguay	3.849%	6/28/33	3,950	3,487
	Republic of Paraguay	5.850%	8/21/33	3,342	3,341
[5]	Republic of Paraguay	6.650%	3/4/55	15,213	15,302
					89,496
Peru (3.7%)
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,770
	Republic of Peru	2.783%	1/23/31	128,352	112,911
	Republic of Peru	5.375%	2/8/35	16,624	16,322
	Republic of Peru	5.875%	8/8/54	25,760	24,972
					155,975
Philippines (0.5%)
	Republic of Philippines	3.000%	2/1/28	13,071	12,529
	Republic of Philippines	4.625%	7/17/28	6,845	6,849
					19,378
Poland (2.3%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	6,083	6,090
[5]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	34,527	35,228
	Bank Gospodarstwa Krajowego	5.750%	7/9/34	5,274	5,375
[9]	Republic of Poland	3.125%	10/22/31	20,000	21,552
	Republic of Poland	5.750%	11/16/32	1,855	1,945
	Republic of Poland	5.375%	2/12/35	29,330	29,507
					99,697
Romania (0.8%)
[9]	Romania	1.750%	7/13/30	6,649	5,997
[5]	Romania	7.500%	2/10/37	28,620	29,150
					35,147

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Saudi Arabia (0.7%)
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	19,180	18,354
	Kingdom of Saudi Arabia	3.750%	1/21/55	13,728	9,359
					27,713
Serbia (1.0%)
[9]	Republic of Serbia	1.000%	9/23/28	3,350	3,242
[9]	Republic of Serbia	1.500%	6/26/29	12,000	11,565
	Republic of Serbia	2.125%	12/1/30	22,030	18,163
[9]	Republic of Serbia	2.050%	9/23/36	10,000	7,848
					40,818
South Africa (4.6%)
	Republic of South Africa	4.300%	10/12/28	1,131	1,066
	Republic of South Africa	4.850%	9/30/29	31,239	29,397
[14]	Republic of South Africa	9.000%	1/31/40	944,336	42,457
	Republic of South Africa	5.650%	9/27/47	13,502	9,957
	Republic of South Africa	5.750%	9/30/49	65,648	48,315
[5]	Republic of South Africa	7.950%	11/19/54	68,070	64,001
					195,193
Sri Lanka (1.0%)
[5,7]	Republic of Sri Lanka	4.000%	4/15/28	5,131	4,805
[5,10]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/27	3.100%	1/15/30	7,762	6,836
[5,10]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/33	15,355	12,010
[5,10]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/36	19,983	15,447
[5,10]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	5,638	3,794
					42,892
Turkiye (4.1%)
[15]	Republic of Turkiye	31.080%	11/8/28	339,305	8,063
	Republic of Turkiye	7.125%	2/12/32	92,857	91,214
[15]	Republic of Turkiye	26.200%	10/5/33	537,553	12,055
	Republic of Turkiye	4.875%	4/16/43	56,444	39,342
	Republic of Turkiye	5.750%	5/11/47	28,969	21,712
					172,386
Ukraine (1.7%)
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,547	1,301
[10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	22,083	8,730
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	8,043	4,405
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	16,937	9,242
[10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	8,685	4,784
[5,10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	15,149	8,000
[10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	18,400	9,781
[5,10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	21,494	11,119
[5,10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	32,733	16,695
					74,057
United Arab Emirates (0.5%)
[5]	Emirate of Abu Dhabi	5.500%	4/30/54	17,264	17,390
	Finance Department Government of Sharjah	3.625%	3/10/33	3,400	2,903
					20,293
Uruguay (1.3%)
[16]	Oriental Republic of Uruguay	3.400%	5/16/45	566,833	13,534
[7]	Oriental Republic of Uruguay	5.250%	9/10/60	43,618	39,894
					53,428
Uzbekistan (2.8%)
[5,17]	Republic of Uzbekistan	15.500%	2/25/28	78,700,000	6,074
[5]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,657
	Republic of Uzbekistan	7.850%	10/12/28	46,485	48,513
	Republic of Uzbekistan	5.375%	2/20/29	18,967	18,128
[5,9]	Republic of Uzbekistan	5.100%	2/25/29	17,210	18,515
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	17,543
					119,430
Venezuela (0.0%)
[8]	Republic of Venezuela	7.750%	10/13/19	3,660	597
[8]	Republic of Venezuela	6.000%	12/9/20	3,660	549
[8]	Republic of Venezuela	12.750%	8/23/22	3,660	727
[8]	Republic of Venezuela	11.750%	10/21/26	640	132
[8]	Republic of Venezuela	7.000%	3/31/38	1,500	279
					2,284

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Zambia (0.8%)
	Republic of Zambia	0.500%	12/31/53	6,780	4,122
[10]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	35,475	30,934
					35,056
Total Sovereign Bonds (Cost $3,046,315)					3,045,454
				Shares
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[18]	Vanguard Market Liquidity Fund (Cost $220,830)	4.342%		2,208,520	220,830
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	493,000	335
USD	JPMC	12/31/25	HKD 7.800	118,600	81
Total Options Purchased (Cost $1,357)					416
Total Investments (99.3%) (Cost $4,210,517)					4,208,341
Other Assets and Liabilities—Net (0.7%)					28,001
Net Assets (100.0%)					4,236,342
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,008 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $21,002 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $22,432 have been segregated as initial margin for open futures contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $767,842, representing 18.1% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Non-income-producing security—security in default.
9	Face amount denominated in euro.
10	Step bond.
11	Face amount denominated in Czech koruna.
12	Notional amount denominated in Hungarian forint.
13	Face amount denominated in Kazakhstan tenge.
14	Face amount denominated in South African rand.
15	Face amount denominated in Turkish lira.
16	Face amount denominated in Uruguayan peso.
17	Face amount denominated in Uzbekistani Som.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
JPMC—JPMorgan Chase Bank, N.A.
HKD—Hong Kong dollar.
USD—U.S. dollar.

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	2,597	280,882	2,361
10-Year U.S. Treasury Note	June 2025	4,672	519,614	4,290
Ultra 10-Year U.S. Treasury Note	June 2025	1,567	178,834	685
Ultra Long U.S. Treasury Bond	June 2025	626	76,529	741
				8,077

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(4,488)	(929,787)	(2,225)
Euro-Bobl	June 2025	(551)	(70,179)	429
Euro-Bund	June 2025	(593)	(82,607)	1,430
Euro-Schatz	June 2025	(2)	(231)	—
Long U.S. Treasury Bond	June 2025	(46)	(5,395)	6
				(360)
				7,717

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	EUR	22,577	USD	24,594	—	(73)
State Street Bank & Trust Co.	6/18/25	EUR	21,551	USD	23,392	14	—
Bank of America, N.A.	6/18/25	HKD	270,378	USD	34,846	—	(36)
State Street Bank & Trust Co.	6/18/25	ILS	880	USD	241	—	(4)
Morgan Stanley Capital Services Inc.	6/18/25	JPY	6,524,598	USD	44,555	—	(670)
Royal Bank of Canada	6/18/25	JPY	3,117,180	USD	21,159	—	(193)
Goldman Sachs & Co.	6/18/25	MXN	1,041	USD	51	—	(1)
HSBC Bank plc	6/18/25	PLN	177	USD	46	—	—
HSBC Bank plc	6/18/25	TRY	91,047	USD	2,299	—	(123)
JPMorgan Chase Bank, N.A.	6/18/25	USD	401	CAD	574	—	—
State Street Bank & Trust Co.	6/18/25	USD	553	CNY	3,981	—	(2)
JPMorgan Chase Bank, N.A.	6/18/25	USD	21,394	COP	89,374,964	249	—
UBS AG	6/18/25	USD	48,773	CZK	1,123,360	22	—
State Street Bank & Trust Co.	6/18/25	USD	189,662	EUR	173,766	935	—
Bank of Montreal	6/18/25	USD	901	EUR	819	11	—
Toronto-Dominion Bank	6/18/25	USD	496	EUR	458	—	(1)
UBS AG	6/18/25	USD	483	EUR	445	—	—
UBS AG	6/18/25	USD	245	EUR	226	—	—
BNP Paribas	6/18/25	USD	21,323	HUF	7,956,768	51	—
State Street Bank & Trust Co.	6/18/25	USD	4,599	HUF	1,699,957	55	—
BNP Paribas	6/18/25	USD	10,697	IDR	177,435,902	86	—
Citibank, N.A.	6/18/25	USD	10,577	IDR	175,081,866	107	—

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	6/18/25	USD	64,678	THB	2,173,171	261	—
Bank of America, N.A.	6/18/25	USD	44,342	ZAR	819,265	—	(58)
						1,791	(1,161)
CAD—Canadian dollar.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
EUR—euro.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
THB—Thai baht.
TRY—Turkish lira.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Argentina	12/21/29	USD	19,758	5.000	(3,769)	(320)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/21/30	BARC	9,930	1.000	20	36	—	(16)
Republic of Turkiye/B1	6/21/30	BARC	34,870	1.000	(3,286)	(3,256)	—	(30)
Republic of Turkiye/B1	6/21/30	JPMC	16,480	1.000	(1,553)	(1,539)	—	(14)
					(4,819)	(4,759)	—	(60)

Credit Protection Purchased
Republic of Colombia	6/21/30	BANA	40,333	(1.000)	2,312	2,213	99	—
Republic of Malaysia	6/21/30	GSI	6,910	(1.000)	(151)	(155)	4	—
Republic of Malaysia	6/21/30	JPMC	20,910	(1.000)	(457)	(475)	18	—
Republic of Panama	12/21/29	MSCS	15,699	(1.000)	682	444	238	—
					2,386	2,027	359	—
					(2,433)	(2,732)	359	(60)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,694 in connection with open forward currency contracts and open over-the-counter swap contracts.

Emerging Markets Bond Fund
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/2/29	N/A	113,834[1]	12.820[2]	(13.570)[3]	(1,215)	(1,036)
12/18/29	N/A	851,356[4]	3.280[5]	(3.800)[6]	(499)	(501)
12/18/29	N/A	749,061[4]	3.080[5]	(3.800)[6]	(741)	(743)
3/19/30	N/A	384,143[7]	7.558[8]	(7.715)[9]	23	23
3/19/30	N/A	122,065[10]	5.790[11]	(4.930)[5]	(392)	(392)
6/18/30	6/18/25[12]	1,725,000[13]	5.833[14]	(0.000)[15]	(49)	(49)
6/18/30	6/18/25[12]	59,750[10]	0.000[11]	(4.760)[5]	(113)	(113)
12/18/34	N/A	189,381[4]	3.800[6]	(3.269)[5]	354	354
3/7/35	N/A	672,084[16]	9.358[17]	(8.678)[18]	(666)	(666)
3/19/35	N/A	9,938,379[19]	6.777[5]	(6.510)[20]	(453)	(427)
6/6/35	6/18/25[12]	661,520[16]	0.000[17]	(8.420)[18]	(96)	(96)
					(3,847)	(3,646)
1	Notional amount denominated in Brazilian real.
2	Interest payment received/paid at maturity.
3	Based on Brazil Interbank Deposit Certificate (CDI) as of the most recent reset date. Interest payment received/paid at maturity.
4	Notional amount denominated in Czech koruna.
5	Interest payment received/paid annually.
6	Based on Prague Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
7	Notional amount denominated in South African rand.
8	Based on Johannesburg Interbank Average Rate (JIBAR) as of the most recent reset date. Interest payment received/paid quarterly.
9	Interest payment received/paid quarterly.
10	Notional amount denominated in Polish zloty.
11	Based on Warsaw Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
12	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
13	Notional amount denominated in Indian rupee.
14	Interest payment received/paid semiannually.
15	Based on 1-day Overnight Mumbai Interbank Outright Rate as of the most recent reset date. Interest payment received/paid semiannually.
16	Notional amount denominated in Mexican peso.
17	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date. Interest payment received/paid every 28 days.
18	Interest payment received/paid every 28 days.
19	Notional amount denominated in Hungarian forint.
20	Based on Budapest Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,989,687)	3,987,511
Affiliated Issuers (Cost $220,830)	220,830
Total Investments in Securities	4,208,341
Investment in Vanguard	112
Foreign Currency, at Value (Cost $3,835)	3,796
Receivables for Investment Securities Sold	20,421
Receivables for Accrued Income	54,737
Receivables for Capital Shares Issued	65,974
Swap Premiums Paid	2,693
Variation Margin Receivable—Futures Contracts	5,926
Unrealized Appreciation—Forward Currency Contracts	1,791
Unrealized Appreciation—Over-the-Counter Swap Contracts	359
Total Assets	4,364,150
Liabilities
Due to Custodian	2,107
Payables for Investment Securities Purchased	105,070
Payables for Capital Shares Redeemed	10,161
Payables for Distributions	2,837
Payables to Vanguard	659
Swap Premiums Received	5,425
Unrealized Depreciation—Forward Currency Contracts	1,161
Variation Margin Payable—Centrally Cleared Swap Contracts	328
Unrealized Depreciation—Over-the-Counter Swap Contracts	60
Total Liabilities	127,808
Net Assets	4,236,342
At March 31, 2025, net assets consisted of:

Paid-in Capital	4,610,349
Total Distributable Earnings (Loss)	(374,007)
Net Assets	4,236,342

Investor Shares—Net Assets
Applicable to 26,048,527 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	261,962
Net Asset Value Per Share—Investor Shares	$10.06

Admiral™ Shares—Net Assets
Applicable to 169,870,945 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,974,380
Net Asset Value Per Share—Admiral Shares	$23.40

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	146,474
Total Income	146,474
Expenses
The Vanguard Group—Note B
Investment Advisory Services	987
Management and Administrative—Investor Shares	577
Management and Administrative—Admiral Shares	5,805
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	128
Custodian Fees	53
Shareholders’ Reports and Proxy Fees—Investor Shares	16
Shareholders’ Reports and Proxy Fees—Admiral Shares	182
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	7,766
Net Investment Income	138,708
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,866
Futures Contracts	(11,114)
Options Purchased	(1,170)
Options Written	914
Swap Contracts	(6,631)
Forward Currency Contracts	11,191
Foreign Currencies	789
Realized Net Gain (Loss)	(4,155)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(114,757)
Futures Contracts	9,791
Options Purchased	(941)
Swap Contracts	(2,509)
Forward Currency Contracts	7,072
Foreign Currencies	(50)
Change in Unrealized Appreciation (Depreciation)	(101,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,159
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,183, $13, and ($16), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,708	217,917
Realized Net Gain (Loss)	(4,155)	(104,038)
Change in Unrealized Appreciation (Depreciation)	(101,394)	421,349
Net Increase (Decrease) in Net Assets Resulting from Operations	33,159	535,228
Distributions
Investor Shares	(8,708)	(15,067)
Admiral Shares	(132,454)	(207,874)
Total Distributions	(141,162)	(222,941)
Capital Share Transactions
Investor Shares	20,918	33,812
Admiral Shares	677,691	615,487
Net Increase (Decrease) from Capital Share Transactions	698,609	649,299
Total Increase (Decrease)	590,606	961,586
Net Assets
Beginning of Period	3,645,736	2,684,150
End of Period	4,236,342	3,645,736

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.35	$9.34	$8.74	$11.88	$11.73	$11.19
Investment Operations
Net Investment Income[1]	.347	.679	.594	.470	.386	.495
Net Realized and Unrealized Gain (Loss) on Investments	(.288)	1.026	.644	(2.929)	.304	.655
Total from Investment Operations	.059	1.705	1.238	(2.459)	.690	1.150
Distributions
Dividends from Net Investment Income	(.349)	(.695)	(.638)	(.488)	(.391)	(.400)
Distributions from Realized Capital Gains	—	—	—	(.193)	(.149)	(.210)
Total Distributions	(.349)	(.695)	(.638)	(.681)	(.540)	(.610)
Net Asset Value, End of Period	$10.06	$10.35	$9.34	$8.74	$11.88	$11.73
Total Return[2]	0.60%	18.88%	14.30%	-21.51%	5.91%	10.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$262	$248	$193	$170	$348	$129
Ratio of Total Expenses to Average Net Assets	0.53%	0.55%[3]	0.55%[3]	0.55%[3]	0.55%	0.60%
Ratio of Net Investment Income to Average Net Assets	6.85%	6.87%	6.28%	4.44%	3.21%	4.40%
Portfolio Turnover Rate	65%	137%	121%	168%	186%	266%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.07	$21.72	$20.33	$27.64	$27.30	$26.03
Investment Operations
Net Investment Income[1]	.827	1.613	1.431	1.160	.942	1.192
Net Realized and Unrealized Gain (Loss) on Investments	(.668)	2.388	1.477	(6.844)	.695	1.535
Total from Investment Operations	.159	4.001	2.908	(5.684)	1.637	2.727
Distributions
Dividends from Net Investment Income	(.829)	(1.651)	(1.518)	(1.176)	(.950)	(.969)
Distributions from Realized Capital Gains	—	—	—	(.450)	(.347)	(.488)
Total Distributions	(.829)	(1.651)	(1.518)	(1.626)	(1.297)	(1.457)
Net Asset Value, End of Period	$23.40	$24.07	$21.72	$20.33	$27.64	$27.30
Total Return[2]	0.69%	19.06%	14.45%	-21.39%	6.03%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,974	$3,398	$2,491	$1,890	$2,182	$854
Ratio of Total Expenses to Average Net Assets	0.38%	0.40%[3]	0.40%[3]	0.40%[3]	0.40%	0.45%
Ratio of Net Investment Income to Average Net Assets	7.02%	7.01%	6.49%	4.81%	3.37%	4.54%
Portfolio Turnover Rate	65%	137%	121%	168%	186%	266%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 20% and 20% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security

Emerging Markets Bond Fund
for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 24% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 8% of net assets, based on the average of notional amounts at each quarter-end during the period.

Emerging Markets Bond Fund
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $112,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Emerging Markets Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	364,368	—	364,368
Corporate Bonds	—	577,273	—	577,273
Sovereign Bonds	—	3,045,454	—	3,045,454
Temporary Cash Investments	220,830	—	—	220,830
Options Purchased	—	416	—	416
Total	220,830	3,987,511	—	4,208,341
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,942	—	—	9,942
Forward Currency Contracts	—	1,791	—	1,791
Swap Contracts	377[1]	359	—	736
Total	10,319	2,150	—	12,469
Liabilities
Futures Contracts[1]	(2,225)	—	—	(2,225)
Forward Currency Contracts	—	(1,161)	—	(1,161)
Swap Contracts	(4,343)[1]	(60)	—	(4,403)
Total	(6,568)	(1,221)	—	(7,789)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	416	—	416
Swap Premiums Paid	—	—	2,693	2,693
Unrealized Appreciation—Futures Contracts[1]	9,942	—	—	9,942
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	377	—	—	377
Unrealized Appreciation—Forward Currency Contracts	—	1,791	—	1,791
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	359	359
Total Assets	10,319	2,207	3,052	15,578

Swap Premiums Received	—	—	(5,425)	(5,425)
Unrealized Depreciation—Futures Contracts[1]	(2,225)	—	—	(2,225)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(4,023)	—	(320)	(4,343)
Unrealized Depreciation—Forward Currency Contracts	—	(1,161)	—	(1,161)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(60)	(60)
Total Liabilities	(6,248)	(1,161)	(5,805)	(13,214)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Emerging Markets Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(11,114)	—	—	(11,114)
Options Purchased	—	(1,170)	—	(1,170)
Options Written	(303)	1,217	—	914
Swap Contracts	(6,811)	—	180	(6,631)
Forward Currency Contracts	—	11,191	—	11,191
Realized Net Gain (Loss) on Derivatives	(18,228)	11,238	180	(6,810)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	9,791	—	—	9,791
Options Purchased	—	(941)	—	(941)
Swap Contracts	(2,248)	—	(261)	(2,509)
Forward Currency Contracts	—	7,072	—	7,072
Change in Unrealized Appreciation (Depreciation) on Derivatives	7,543	6,131	(261)	13,413
E.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,207,405
Gross Unrealized Appreciation	90,641
Gross Unrealized Depreciation	(87,757)
Net Unrealized Appreciation (Depreciation)	2,884
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $373,480,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended March 31, 2025, the fund purchased $2,780,426,000 of investment securities and sold $2,366,027,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $317,104,000 and $47,140,000, respectively.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	83,605	8,236	176,805	17,861
Issued in Lieu of Cash Distributions	7,576	750	13,097	1,326
Redeemed	(70,263)	(6,916)	(156,090)	(15,886)
Net Increase (Decrease)—Investor Shares	20,918	2,070	33,812	3,301
Admiral Shares
Issued	1,023,881	43,375	1,217,936	52,895
Issued in Lieu of Cash Distributions	116,317	4,947	179,491	7,811
Redeemed	(462,507)	(19,593)	(781,940)	(34,234)
Net Increase (Decrease)—Admiral Shares	677,691	28,729	615,487	26,472
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Emerging Markets Bond Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2025, one shareholder was a record or beneficial owner of 40% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14312 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Malvern Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	69,752,084,127	3,399,597,481	N/A	N/A
Mark Loughridge	68,007,329,282	5,144,352,326	N/A	N/A
Scott C. Malpass	68,063,893,313	5,087,788,295	N/A	N/A
John Murphy	69,755,722,416	3,395,959,192	N/A	N/A
Lubos Pastor	69,758,488,497	3,393,193,111	N/A	N/A
Rebecca Patterson	69,770,047,618	3,381,633,990	N/A	N/A
André F. Perold	68,209,302,191	4,942,379,416	N/A	N/A
Salim Ramji	68,201,835,971	4,949,845,636	N/A	N/A
Sarah Bloom Raskin	69,487,793,809	3,663,887,799	N/A	N/A
Grant Reid	69,733,310,953	3,418,370,654	N/A	N/A
David Thomas	69,699,452,218	3,452,229,390	N/A	N/A
Barbara Venneman	69,766,593,639	3,385,087,969	N/A	N/A
Peter F. Volanakis	68,019,429,556	5,132,252,051	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Short-Term Inflation-Protected Securities Index Fund

The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed the fund since its inception in 2012.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Emerging Markets Bond Fund

The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered performance of the fund since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.